Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable	$ 44,097	$ 104,696	$ 359,184
Less: current portion	(14,857)	(51,657)	(254,487)
Notes payable, net of current portion	29,240	53,039	104,697
Notes Payable One [Member]
Short-Term Debt [Line Items]
Notes payable		13,093	43,413
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Notes payable	44,097	54,763	68,378
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Notes payable		36,840	59,913
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Notes payable			37,179
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Notes payable			$ 150,301